UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    St. James Investment Company
Address: 2716 Fairmount Street
         Dallas, Texas  75201

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert J. Mark
Title:     Managing Member and Chief Compliance Officer
Phone:     214-484-7250

Signature, Place, and Date of Signing:

     /s/ Robert J. Mark     Dallas, Texas/US     February 1, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $265,875 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101      236     2730 SH       SOLE                     2730        0        0
ANNALY CAP MGMT INC            COM              035710409      203    11326 SH       SOLE                     8000        0     3326
APPLE INC                      COM              037833100      331     1025 SH       SOLE                        0        0     1025
BECTON DICKINSON & CO          COM              075887109    12176   144064 SH       SOLE                    87201        0    56863
BERKLEY W R CORP               COM              084423102     8042   293716 SH       SOLE                   158375        0   135341
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      694     8664 SH       SOLE                     7564        0     1100
CHEVRON CORP NEW               COM              166764100      228     2500 SH       SOLE                     2500        0        0
DIAGEO P L C                   SPON ADR NEW     25243Q205      210     2825 SH       SOLE                     2825        0        0
DORCHESTER MINERALS LP         COM UNIT         25820R105     2579    93878 SH       SOLE                    33311        0    60567
ENCANA CORP                    COM              292505104     4842   166270 SH       SOLE                    99621        0    66649
ENTERPRISE PRODS PARTNERS L    COM              293792107      434    10436 SH       SOLE                     9936        0      500
EXELON CORP                    COM              30161N101    20670   496388 SH       SOLE                   242274        0   254114
EXXON MOBIL CORP               COM              30231G102    24666   337330 SH       SOLE                   191574        0   145756
HUGOTON RTY TR TEX             UNIT BEN INT     444717102     1756    85594 SH       SOLE                    11591        0    74003
ISHARES TR                     BARCLYS 1-3YR CR 464288646     1515    14528 SH       SOLE                     7634        0     6894
ISHARES TR                     BARCLYS 1-3 YR   464287457     3212    38248 SH       SOLE                     9903        0    28345
JOHNSON & JOHNSON              COM              478160104    27605   446315 SH       SOLE                   218260        0   228055
KRAFT FOODS INC                CL A             50075N104     9257   293770 SH       SOLE                   175117        0   118653
MEDTRONIC INC                  COM              585055106    14506   391112 SH       SOLE                   193649        0   197463
MICROSOFT CORP                 COM              594918104    18692   669717 SH       SOLE                   363496        0   306221
NOVARTIS A G                   SPONSORED ADR    66987v109    17611   298737 SH       SOLE                   155993        0   142744
PAYCHEX INC                    COM              704326107    10260   331932 SH       SOLE                   190448        0   141484
PFIZER INC                     COM              717081103      303    17322 SH       SOLE                    17322        0        0
PROCTER & GAMBLE CO            COM              742718109    20783   323074 SH       SOLE                   159701        0   163373
PROSPECT CAPITAL CORPORATION   COM              74348T102      158    14673 SH       SOLE                        0        0    14673
SPECTRA ENERGY CORP            COM              847560109     3855   154248 SH       SOLE                    64327        0    89921
SPROTT PHYSICAL GOLD TRUST     UNIT             85207H104      168    13600 SH       SOLE                    10650        0     2950
SYSCO CORP                     COM              871829107    10893   370502 SH       SOLE                   184395        0   186107
TRANSCANADA CORP               COM              89353D107      774    20356 SH       SOLE                    10840        0     9516
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827     1202    14940 SH       SOLE                    14940        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104    12992   363096 SH       SOLE                   229131        0   133965
WAL MART STORES INC            COM              931142103    14254   264313 SH       SOLE                   142694        0   121619
WALGREEN CO                    COM              931422109    10347   265583 SH       SOLE                   154518        0   111065
WASTE MGMT INC DEL             COM              94106L109      311     8435 SH       SOLE                     8435        0        0
WESTERN UN CO                  COM              959802109    10110   544415 SH       SOLE                   277564        0   266851